S000000598 [Member] Expense Example - Nuveen Michigan Municipal Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 500
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,391
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 774